Discontinued Operations - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 88	$ 72	$ 51
Disposal Group, Including Discontinued Operation, Assets, Current	340	303
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	2,233	2,485
Disposal Group, Including Discontinued Operation, Liabilities, Current	551	595
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	995	1,035
Discontinued Operations, Held-for-Sale | Foxtel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	88	72
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	83	78
Disposal Group, Including Discontinued Operation, Inventory, Current	30	21
Disposal Group, Including Discontinued Operation, Other Assets, Current	139	132
Disposal Group, Including Discontinued Operation, Assets, Current	340	303
Disposal Group, Including Discontinued Operation, Investments, Noncurrent	1	0
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent	642	761
Disposal Group, Including Discontinued Operation, Operating Lease, Right-of-Use Asset, Noncurrent	153	171
Disposal Group, Including Discontinued Operation, Intangible Assets, Noncurrent	374	429
Disposal Group, Including Discontinued Operation, Goodwill, Noncurrent	850	849
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	213	275
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	2,233	2,485
Disposal Group, Including Discontinued Operation, Assets, Total	2,573	2,788
Disposal Group, Including Discontinued Operation, Accounts Payable, Current	60	148
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current	245	203
Disposal Group, Including Discontinued Operation, Deferred Revenue, Current	68	68
Disposal Group, Including Discontinued Operation, Long-Term Debt, Current Maturities	45	27
Disposal Group, Including Discontinued Operation, Other Liabilities, Current	133	149
Disposal Group, Including Discontinued Operation, Liabilities, Current	551	595
Disposal Group, Including Discontinued Operation, Long-Term Debt, Excluding Current Maturities	762	751
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	98	131
Disposal Group, Including Discontinued Operation, Operating Lease, Liability, Noncurrent	115	132
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent	20	21
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	995	1,035
Disposal Group, Including Discontinued Operation, Liabilities, Total	$ 1,546	$ 1,630